Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Mar 1, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	Feb 25, 2013

Aberdeen Asia Pacific (ex-Japan) Equity Fund | Aberdeen Asia Pacific (ex-Japan) Equity Fund
Aberdeen Asia Pacific (ex-Japan) Equity Fund
Objective
The Aberdeen Asia-Pacific (ex-Japan) Equity Fund (the “Asia-Pacific Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia-Pacific Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the “Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges” section on page 179 of the Fund’s prospectus and in the “Additional Information on Purchases and Sales” - “Waiver of Class A Sales Charges” and “Reduction of Sales Charges” section on pages 145-147 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Aberdeen Asia Pacific (ex-Japan) Equity Fund	Class A		Class C	Class R	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	[1]	1.00%	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed or exchanged) (for shares redeemed or exchanged within 90 days after the date of purchase)	2.00%		2.00%	2.00%	2.00%	2.00%
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Aberdeen Asia Pacific (ex-Japan) Equity Fund		Class A	Class C	Class R	Institutional Class	Institutional Service Class
Management Fees		1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses		0.28%	0.28%	0.28%	0.28%	0.30%
Total Annual Fund Operating Expenses		1.53%	2.28%	1.78%	1.28%	1.30%
Less: Amount of Fee Limitations/Expense Reimbursements	[1]	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.50%	2.25%	1.75%	1.25%	1.27%
[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.25% for all Classes of the Fund at least through February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first . This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first.

Example

This Example is intended to help you compare the cost of investing in the Asia-Pacific Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Asia-Pacific Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Aberdeen Asia Pacific (ex-Japan) Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	719	1,028	1,359	2,291
Class C	328	709	1,217	2,613
Class R	178	557	962	2,092
Institutional Class	127	403	699	1,543
Institutional Service Class	129	409	710	1,565

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Aberdeen Asia Pacific (ex-Japan) Equity Fund Class C	228	709	1,217	2,613

Portfolio Turnover

The Asia-Pacific Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.73% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the Asia-Pacific Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Asia-Pacific (ex-Japan) companies.  The “Asia-Pacific Region” includes, among other countries, Sri Lanka, Bangladesh, Pakistan, South Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thailand, Indonesia, Australia, New Zealand, Philippines and India.  A company is generally considered to be an Asia-Pacific (ex-Japan) company if, as determined by the Fund’s management, it:

·                       is organized under the laws of, or has its principal office in a country in the Asia-Pacific Region (excluding Japan);

·                       has its principal securities trading market in a country in the Asia-Pacific Region (excluding Japan);

·                       alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country in the Asia-Pacific Region (excluding Japan); and/or

·                       issues securities denominated in the currency of a country in the Asia-Pacific Region (excluding Japan).

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia-Pacific Equity Fund.

The portion of the Fund’s assets not invested in equity securities of Asia-Pacific (ex-Japan) companies may be, but is not required to be, invested in equity securities of companies that the Adviser and Subadviser expect will reflect developments in the Asia-Pacific (ex-Japan) Region.  The Fund intends to diversify its investments across a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit in emerging market countries.  In addition, the Fund may invest in equity securities without regard to market capitalization.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts.

To a limited extent, the Fund may also engage in other investment practices.  The Fund will not seek to hedge against a decline in the value of the Fund’s non-U.S. dollar denominated portfolio holdings resulting from currency devaluations or fluctuations, although it is permitted to do so using options, futures, forwards or swaps.  Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.  Swaps involve the right or obligation to receive or make payments based on two different currency rates.  The use of such instruments to hedge foreign currency exposure can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

Principal Risks

The Asia-Pacific Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Stock Market Risk — the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk — foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk — a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian-Pacific Risk — parts of the Asian-Pacific region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian-Pacific region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk — the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Regional Focus Risk — focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia-Pacific) likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small- and Mid-Cap Securities Risk — in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk — the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in overdraft charges to the Fund until the sale of portfolio securities to cover the redemption request settle.

If the value of the Fund’s investments goes down, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the Asia-Pacific Equity Fund. The bar chart shows the Fund’s annual total returns for Institutional Class. The returns in the bar chart have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Class A, Class C and Class R returns prior to the commencement of operations of Class A, Class C and Class R (inception date: February 28, 2012) are based on the previous performance of the Fund’s Institutional Class shares. Returns of each class have not been adjusted to reflect the expenses applicable to the respective classes.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

Annual Total Return - Institutional Class Shares (Years Ended Dec. 31)

Best Quarter: 16.95% - 3rd quarter 2010 Worst Quarter: -17.09% - 3rd quarter 2011
Average Annual Total Returns as of December 31, 2012

After-tax returns are shown in the following table for Institutional Class shares and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns Aberdeen Asia Pacific (ex-Japan) Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	18.34%	7.89%	Nov 16, 2009
Class C	24.72%	9.71%	Nov 16, 2009
Class R	25.30%	9.88%	Nov 16, 2009
Institutional Class	25.79%	10.01%	Nov 16, 2009
Institutional Service Class	25.80%	9.98%	Nov 16, 2009
After Taxes on Distributions Institutional Class	24.93%	8.84%
After Taxes on Distributions and Sale of Shares Institutional Class	17.09%	7.97%
MSCI AC Asia Pacific EX Japan Index��� (reflects no deduction for fees, expenses or taxes)	22.63%	9.63%	Nov 16, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Asia Pacific (ex-Japan) Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aberdeen Asia-Pacific (ex-Japan) Equity Fund (the “Asia-Pacific Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the Asia-Pacific Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the “Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges” section on page 179 of the Fund’s prospectus and in the “Additional Information on Purchases and Sales” - “Waiver of Class A Sales Charges” and “Reduction of Sales Charges” section on pages 145-147 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Asia-Pacific Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.73% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.73%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Asia-Pacific Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Asia-Pacific Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses on the same investment if you did not sell your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a non-fundamental policy, under normal circumstances, the Asia-Pacific Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of Asia-Pacific (ex-Japan) companies.  The “Asia-Pacific Region” includes, among other countries, Sri Lanka, Bangladesh, Pakistan, South Korea, Taiwan, Hong Kong, Malaysia, Singapore, China, Thailand, Indonesia, Australia, New Zealand, Philippines and India.  A company is generally considered to be an Asia-Pacific (ex-Japan) company if, as determined by the Fund’s management, it:

·                       is organized under the laws of, or has its principal office in a country in the Asia-Pacific Region (excluding Japan);

·                       has its principal securities trading market in a country in the Asia-Pacific Region (excluding Japan);

·                       alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in a country in the Asia-Pacific Region (excluding Japan); and/or

·                       issues securities denominated in the currency of a country in the Asia-Pacific Region (excluding Japan).

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and will change the name of the Asia-Pacific Equity Fund.

The portion of the Fund’s assets not invested in equity securities of Asia-Pacific (ex-Japan) companies may be, but is not required to be, invested in equity securities of companies that the Adviser and Subadviser expect will reflect developments in the Asia-Pacific (ex-Japan) Region.  The Fund intends to diversify its investments across a number of different countries.  However, at times the Fund may invest a significant part of its assets in a single country.  The Fund may invest without limit in emerging market countries.  In addition, the Fund may invest in equity securities without regard to market capitalization.

The Fund invests primarily in common stock, but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts.

To a limited extent, the Fund may also engage in other investment practices.  The Fund will not seek to hedge against a decline in the value of the Fund’s non-U.S. dollar denominated portfolio holdings resulting from currency devaluations or fluctuations, although it is permitted to do so using options, futures, forwards or swaps.  Options, futures or forwards involve the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.  Swaps involve the right or obligation to receive or make payments based on two different currency rates.  The use of such instruments to hedge foreign currency exposure can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Asia-Pacific Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Stock Market Risk — the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign Risk — foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

Emerging Markets Risk — a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Asian-Pacific Risk — parts of the Asian-Pacific region may be subject to a greater degree of economic, political and social instability than is the case in the United States and Europe. Some Asian countries can be characterized as emerging markets or newly industrialized and may experience more volatile economic cycles than developed countries. The developing nature of securities markets in many countries in the Asian-Pacific region may lead to a lack of liquidity while some countries have restricted the flow of money in and out of the country. Some countries in Asia have historically experienced political uncertainty, corruption, military intervention and social unrest. The Fund may be more volatile than a fund which is broadly diversified geographically.

Selection Risk — the investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Regional Focus Risk — focusing on a single geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted geographical region (Asia-Pacific) likely will have a greater effect on portfolio performance than they would in a more geographically diversified equity fund.

Small- and Mid-Cap Securities Risk — in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

Valuation Risk — the lack of active trading markets may make it difficult to obtain an accurate price for a security held by the Fund.

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in overdraft charges to the Fund until the sale of portfolio securities to cover the redemption request settle.

If the value of the Fund’s investments goes down, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund's investments goes down, you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below can help you evaluate potential risks of the Asia-Pacific Equity Fund. The bar chart shows the Fund’s annual total returns for Institutional Class. The returns in the bar chart have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown. The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.  For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Class A, Class C and Class R returns prior to the commencement of operations of Class A, Class C and Class R (inception date: February 28, 2012) are based on the previous performance of the Fund’s Institutional Class shares. Returns of each class have not been adjusted to reflect the expenses applicable to the respective classes.  Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below can help you evaluate potential risks of the Asia-Pacific Equity Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return - Institutional Class Shares (Years Ended Dec. 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart have not been adjusted to show the effect of taxes. If taxes were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 16.95% - 3rd quarter 2010 Worst Quarter: -17.09% - 3rd quarter 2011
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.09%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table reflect the maximum sales charge for Class A.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown in the following table for Institutional Class shares and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are shown in the following table for Institutional Class shares and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2012
MSCI AC Asia Pacific EX Japan Index��� (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.63%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	403
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	699
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,543
Annual Return 2010	rr_AnnualReturn2010	24.58%
Annual Return 2011	rr_AnnualReturn2011	(14.09%)
Annual Return 2012	rr_AnnualReturn2012	25.56%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.01%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.93%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.84%
Institutional Class | After Taxes on Distributions and Sale of Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.97%
Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	710
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,565
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.50%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	719
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,028
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,291
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	2.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	328
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	709
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,217
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,613
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	709
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,217
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,613
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.72%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009
Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	962
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,092
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.30%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.88%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 16, 2009

[1]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 1.25% for all Classes of the Fund at least through February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first . This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative services fees and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2014 or the effective date of the 2014 annual update to the registration statement, whichever occurs first.
[2]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 25, 2013